Inventories (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Inventories [Member]
Inventories (Details) [Line Items]
Cost of sales	RM 84,102,118	$ 18,791,669	RM 130,201,026